Related party transactions (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Lease charges	$ 50,000.00	$ 511,409	$ 970,466	$ 1,770,710
Related party. travel cost		500,000		$ 1,700,000	$ 700,000
Working capital		1,060,000.00
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable		$ 50,000.00